Cover	12 Months Ended
May 31, 2025
Cover [Abstract]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	TRANSGLOBAL MANAGEMENT GROUP, INC.
Entity Central Index Key	0001434601
Entity Address, Address Line One	7901 4th Street North
Entity Address, Address Line Two	Suite 4887
Entity Address, City or Town	St. Petersburg
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33702-4305
City Area Code	(602)
Local Phone Number	989-4653
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false